Financial assets - current (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets - current
Schedule of current financial assets

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Money market funds	€106,177	€715,773	€283,529
Term accounts	529,182	288,766	—
	€635,359	€1,004,539	€283,529